Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of remuneration package of members of key management personnel	The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2025	2024	2023
Remuneration of key management personnel
Short-term benefits for the Senior Management Team
Gross salary	$5,285	$4,529	$4,161
Variable pay	3,276	3,084	2,816
Employer social security	2,497	1,473	807
Other short term benefits	497	672	545
Post-employment benefits for the Senior Management	327	274	167
Cost of stock options granted in the year for the Senior Management Team	16,819	17,758	27,983
Cost of restricted stock units granted in the year for the Senior Management Team	—	16,211	11,694
Cost of performance stock units granted in the year for	13,899	—	—
Employer social security cost related to stock options	1,432	2,825	(494)
Total benefits for key management personnel	44,032	46,826	47,679
Numbers of stock options granted in the year
Senior Management Team	73,091	98,306	132,100
Numbers of restricted stock units granted in the year
Senior Management Team	—	36,365	30,425
Numbers of performance stock units granted in the year
Senior Management Team	24,742	—	—
Remuneration of Non-Executive Directors
Board fees and other short-term benefits for Non-	774	731	533
Cost of stock options granted in the year for Non-	—	—	2,280
Cost of restricted stock units granted in the year for Non- Executive Directors	3,159	4,511	1,034
Total benefits for Non-Executive Directors	$3,933	$5,242	$3,846
Numbers of stock options granted in the year
Non-Executive Directors	—	—	12,400
Numbers of restricted stock units granted in the year
Non-Executive Directors	5,624	10,118	2,713